Finance Costs	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Finance Costs	Finance costs

	SA Rand
Figures in million	2025	2024	2023
Financial liabilities
Borrowings (a)	266	426	467
Other creditors and liabilities	30	35	29
Total finance costs from financial liabilities	296	461	496
Non-financial liabilities
Time value of money for other provisions	28	68	97
Streaming arrangements	1	18	41
Time value of money and inflation component of rehabilitation costs	521	486	483
Total finance costs from non-financial liabilities	550	572	621
Total finance costs before interest capitalised	846	1 033	1 117
Interest capitalised (b)	(148)	(237)	(123)
Total finance costs	698	796	994
(a)The decrease in finance costs on borrowings for 2025 and 2024 is as a result of lower borrowings due to repayments during the 2024 financial year and minimal drawdowns during the 2025 financial year. Refer to note 30 for further detail.
(b)The capitalisation rate used to determine capitalised borrowing costs is:

	Percent (%)
	2025	2024	2023
Capitalisation rate	7.5	8.2	9.2
The capitalisation rate for 2023 includes the impact of the foreign exchange loss for the year where the Rand equivalent rate is used.